U.S. SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C.  204549

     FORM 24F-2
     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2



     1.   Name and address of issuer:
               Cowen Standby Reserve Fund, Inc.
               Financial Square
               New York, NY 10005
     2.   Name of each series or class of funds for which this notice is filed:

               Cowen Standby Reserve Fund, Inc.


     3.   Investment Company Act File Number:     811-3220

          Securities Act File Number:             2-73131

     4.   Last day of fiscal year for which this notice is filed:

               September 30, 1996

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [    ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                              n/a

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                              none

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                              none

     9. Number and aggregate sale price of securities sold during the fiscal year:

          Shares= 5,142,451,155    Sales= $5,142,451,155

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Shares= 5,093,876,418    Sales= $5,093,876,418

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Shares= 48,574,737       Sales= $48,574,737

     12.  Calculation of registration fee:

          (i)  Aggregate sale price of securities sold
               during the fiscal year in reliance on rule
               24f-2 (from Item 10):                     $    5,093,876,418

          (ii) Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from Item 11, if applicable):         +    48,574,737

         (iii) Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                           -    4,931,471,419

          (iv) Aggregate price of shares redeemed or
               or repurchase and previously applied as
               a reduction to filing fees pursuant to
               rule 24e-2 (if applicable):                      +    n/a

          (v)  Net aggregate price of securities sold
               and issued during the fiscal year in reliance
               on rule 24f-2 [line (i), plus line (ii), less
               line (iii), plus line (iv)] (if applicable):      210,979,736

          (vi) Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable
               law or regulation (see Instruction C.6):      x    1/33 of 1%

          (vii)     Fee due [line (i) or line (v) multiplied by
                    line (vi)]:                                 $   63,933.25

     Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v)
                    only is the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [  x ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   October 22, 1996

     SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*     /s/ Creighton H. Peet

                                       Creighton H. Peet, Treasurer

     Date:     November 5, 1996

          *Please print the name and title of the signing officer below the signature.